Quarterly Selected Financial Data (Unaudited) (in thousands) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 1,480,618	$ 1,913,851	$ 1,664,277	$ 1,403,630	$ 1,381,193	$ 1,858,356	$ 1,522,174	$ 1,293,403	$ 6,462,376	$ 6,055,126	$ 5,396,175
Operating income	199,878	512,337	309,594	158,904	211,338	551,253	293,022	168,310	1,180,713	1,223,923	1,051,452
Net income	$ 123,217	$ 455,309	$ 243,276	$ 119,404	$ 155,855	$ 475,412	$ 229,540	$ 105,383	$ 941,206	$ 966,190	$ 758,795